Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2015
Summary of Significant Accounting Policies (Textual)
U.S. Treasury bills	$ 3,686,196
Certificates of deposit	1,742,766
Unrecognized stock option compensation expense	$ 1,921,906
Recognized options vest over period	4 years
Deferred offering related costs		$ 35,811	$ 996,516
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of the assets	1 year
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of the assets	5 years